SUPPLEMENT DATED APRIL 16, 2008 TO THE

FIRST INVESTORS INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2008

1.

The Investment Strategies chart for the Government Fund set forth on page I-A-2 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments Strategies Used by the First Investors Income Funds

Government Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities		✓
Commercial Paper and Other Short-Term Investments		✓
Corporate Bonds and Notes		─
Convertible Debt Securities		─
High Yield Securities		─
Mortgage-Backed Securities		✓
Other Asset-Backed Securities		─
Municipal Securities		─
Syndicated Bank Loans		─
U.S. Government Securities		✓
Variable and Floating Rate Securities		─
Zero Coupon and Pay-In-Kind Bonds		─
Equity Securities		─
Common Stocks, Preferred Stocks, and Warrants		─
Shares of Other Investment Companies		✓
Shares of Exchange Traded Funds		─
Real Estate Investment Trusts		─
Foreign Securities Exposure		─
Depository Receipts		─
Foreign Securities Traded in the U.S.		─
Foreign Securities Traded in Foreign Markets		─
Foreign Securities Traded in Emerging Markets		─
Foreign Currency		─
Derivatives		─
Credit-Linked Securities		─
Inverse Floaters		─
Interest Rate Swaps		─
Restricted and Illiquid Securities		✓
When-Issued Securities		✓
Stand-By Commitments		─
Options		─
Futures		─
Repurchase Agreements		─
Temporary Borrowing		✓
Temporary Defensive Investments		✓
Securities Lending		─

2.

The Investment Strategies chart for the Investment Grade Fund set forth on page I-A-3 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments Strategies Used by the First Investors Income Funds

Investment Grade Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities		✓
Commercial Paper and Other Short-Term Investments		✓
Corporate Bonds and Notes		✓
Convertible Debt Securities		✓
High Yield Securities		✓
Mortgage-Backed Securities		✓
Other Asset-Backed Securities		✓
Municipal Securities		✓
Syndicated Bank Loans		─
U.S. Government Securities		✓
Variable and Floating Rate Securities		✓
Zero Coupon and Pay-In-Kind Bonds		✓
Equity Securities		✓
Common Stocks, Preferred Stocks, and Warrants		✓
Shares of Other Investment Companies		✓
Shares of Exchange Traded Funds		─
Real Estate Investment Trusts		─
Foreign Securities Exposure		✓
Depository Receipts		─
Foreign Securities Traded in the U.S.		✓
Foreign Securities Traded in Foreign Markets		─
Foreign Securities Traded in Emerging Markets		─
Foreign Currency		─
Derivatives		✓
Credit-Linked Securities		✓
Inverse Floaters		─
Interest Rate Swaps		─
Restricted and Illiquid Securities		✓
When-Issued Securities		✓
Stand-By Commitments		─
Options		─
Futures		─
Repurchase Agreements		─
Temporary Borrowing		✓
Temporary Defensive Investments		✓
Securities Lending		─

3.

 The Investment Strategies chart for the Fund for Income set forth in the supplement dated March 14, 2008 to the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments Strategies Used by the First Investors Income Funds

Fund For Income	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities		✓
Commercial Paper and Other Short-Term Investments		✓
Corporate Bonds and Notes		✓
Convertible Debt Securities		✓
High Yield Securities		✓
Mortgage-Backed Securities		✓
Other Asset-Backed Securities		✓
Municipal Securities		✓
Syndicated Bank Loans		✓
U.S. Government Securities		✓
Variable and Floating Rate Securities		✓
Zero Coupon and Pay-In-Kind Bonds		✓
Equity Securities		✓
Common Stocks, Preferred Stocks, and Warrants		✓
Shares of Other Investment Companies		✓
Shares of Exchange Traded Funds		─
Real Estate Investment Trusts		─
Foreign Securities Exposure		✓
Depository Receipts		─
Foreign Securities Traded in the U.S.		✓
Foreign Securities Traded in Foreign Markets		✓
Foreign Securities Traded in Emerging Markets		─
Foreign Currency		─
Derivatives		✓
Credit-Linked Securities		✓
Inverse Floaters		─
Interest Rate Swaps		─
Restricted and Illiquid Securities		✓
When-Issued Securities		✓
Stand-By Commitments		─
Options		─
Futures		─
Repurchase Agreements		─
Temporary Borrowing		✓
Temporary Defensive Investments		✓
Securities Lending		✓

4.

The following is added at the end of the section entitled “B. Shares of Other Investment Companies” on page II-7 of the Statement of Additional Information:

The Funds may invest all or a portion of their available cash in an affiliated unregistered money market fund (“Unregistered Money Market Fund”) without limit in accordance with SEC Rule 12d1-1.  The Unregistered Money Market Fund does not have a board of trustees.  It is managed by FIMCO in accordance with Rule 2a-7 standards, except for those that apply to fund boards.  FIMCO does not receive any fee for managing the Unregistered Money Market Fund.  However, the Unregistered Money Market Fund will bear certain expenses, such as auditing fees, which the Funds will bear indirectly.  By investing their cash in the Unregistered Money Market Fund, the Funds may be able to achieve better diversification and yield than they would if each invested its cash separately.

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